Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments September 30, 2023
(Unaudited)
SPXX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 98 .9 % X 274,539,975
Automobiles & Components - 2.0%
890 (b) Adient PLC $ 32,663
5,520 (b),(c) Fisker Inc 35,438
606 (b) Fox Factory Holding Corp 60,042
5,866 Gentex Corp 190,880
1,876 (b) Goodyear Tire & Rubber Co/The 23,319
2,305 Harley-Davidson Inc 76,203
2,778 Lear Corp 372,808
1,133 (b),(c) Rivian Automotive Inc, Class A 27,509
18,449 (b) Tesla Inc 4,616,309
1,369 Thor Industries Inc 130,233
742 (b) Visteon Corp 102,448
Total Automobiles & Components 5,667,852
Banks - 3.0%
37,859 Bank of America Corp 1,036,579
24,922 Citigroup Inc 1,025,042
4,563 Columbia Banking System Inc 92,629
1,105 Cullen/Frost Bankers Inc 100,787
191 First Citizens BancShares Inc/NC, Class A 263,599
4,948 First Horizon Corp 54,527
28,382 JPMorgan Chase & Co 4,115,958
4,106 New York Community Bancorp Inc 46,562
1,095 Synovus Financial Corp 30,441
650 (b) Texas Capital Bancshares Inc 38,285
1,328 Webster Financial Corp 53,532
32,799 Wells Fargo & Co 1,340,167
1,884 Wintrust Financial Corp 142,242
Total Banks 8,340,350
Capital Goods - 5.5%
221 Acuity Brands Inc 37,638
967 AGCO Corp 114,377
5,759 (b) Boeing Co/The 1,103,885
1,033 BWX Technologies Inc 77,454
563 Carlisle Cos Inc 145,963
5,593 Caterpillar Inc 1,526,889
341 Curtiss-Wright Corp 66,710
3,017 Deere & Co 1,138,555
6,072 Eaton Corp PLC 1,295,036
740 EMCOR Group Inc 155,689
450 Esab Corp 31,599
998 Fortune Brands Innovations Inc 62,036
5,399 Graco Inc 393,479
1,527 HEICO Corp 247,267
11,326 Honeywell International Inc 2,092,365
744 Hubbell Inc 233,177
6,761 Illinois Tool Works Inc 1,557,126
936 Lennox International Inc 350,476
121 Lincoln Electric Holdings Inc 21,997
2,947 Lockheed Martin Corp 1,205,205
595 (b) MasTec Inc 42,822
1,095 (b) Middleby Corp/The 140,160
1,377 Oshkosh Corp 131,407
2,476 Owens Corning 337,751
2,012 (b),(c) Plug Power Inc 15,291

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

SPXX
Shares Description (a) Value
Capital Goods (continued)
16,848 Raytheon Technologies Corp $ 1,212,551
1,194 Sensata Technologies Holding PLC 45,157
731 Timken Co/The 53,721
1,360 Toro Co/The 113,016
397 (b) Trex Co Inc 24,467
54 Valmont Industries Inc 12,971
637 Watsco Inc 240,608
686 WESCO International Inc 98,661
3,189 (b) WillScot Mobile Mini Holdings Corp 132,631
1,331 WW Grainger Inc 920,839
Total Capital Goods 15,378,976
Commercial & Professional Services - 0.5%
3,330 Booz Allen Hamilton Holding Corp 363,869
425 (b) CACI International Inc, Class A 133,420
6,728 (b) Clarivate PLC 45,145
638 (b) Clean Harbors Inc 106,776
343 Concentrix Corp 27,478
925 (b) ExlService Holdings Inc 25,937
108 (b) FTI Consulting Inc 19,268
2,741 (b) GEO Group Inc/The 22,421
2,665 KBR Inc 157,075
1,061 RB Global Inc 66,313
596 Science Applications International Corp 62,902
3,175 SS&C Technologies Holdings Inc 166,814
771 TransUnion 55,350
Total Commercial & Professional Services 1,252,768
Consumer Discretionary Distribution & Retail - 5.4%
76,363 (b),(d) Amazon.com Inc 9,707,265
839 (b) AutoNation Inc 127,025
1,137 Dick's Sporting Goods Inc 123,456
280 (b) Five Below Inc 45,052
9,955 Home Depot Inc/The 3,008,003
343 Lithia Motors Inc 101,298
7,505 Lowe's Cos Inc 1,559,839
3,604 Macy's Inc 41,842
17 (b) MercadoLibre Inc 21,554
5 Murphy USA Inc 1,709
392 (b) PDD Holdings Inc 38,443
512 (b) RH 135,352
902 (b) Wayfair Inc, Class A 54,634
627 Williams-Sonoma Inc 97,436
Total Consumer Discretionary Distribution & Retail 15,062,908
Consumer Durables & Apparel - 1.0%
1,164 (b) Capri Holdings Ltd 61,238
233 (b) Deckers Outdoor Corp 119,783
10,067 KB Home 465,901
1,448 Leggett & Platt Inc 36,794
443 (b) Lululemon Athletica Inc 170,825
2,412 (b) Mattel Inc 53,136
491 Meritage Homes Corp 60,094
12,885 NIKE Inc, Class B 1,232,064
4,109 (b) Sonos Inc 53,047
4,602 (b) Taylor Morrison Home Corp 196,091
6,710 Tempur Sealy International Inc 290,811
11,692 (b) Under Armour Inc, Class A 80,090
Total Consumer Durables & Apparel 2,819,874

Shares Description (a) Value
Consumer Services - 2.2%
3,034 Aramark $ 105,280
425 (b) Booking Holdings Inc 1,310,679
2,536 Boyd Gaming Corp 154,265
477 (b) Bright Horizons Family Solutions Inc 38,856
979 (b) DoorDash Inc, Class A 77,801
4,245 (b) DraftKings Inc, Class A 124,973
2,846 Hyatt Hotels Corp 301,904
47 (b) LIBERTY MEDIA CORP-LIBERTY-A, Class A 1,500
972 Marriott Vacations Worldwide Corp 97,812
8,883 McDonald's Corp 2,340,138
1,641 (b) Planet Fitness Inc 80,704
1,227 Service Corp International/US 70,111
2,073 (b) Six Flags Entertainment Corp 48,736
12,441 Starbucks Corp 1,135,490
855 Travel + Leisure Co 31,404
4,542 Wendy's Co/The 92,702
Total Consumer Services 6,012,355
Consumer Staples Distribution & Retail - 2.0%
4,784 Albertsons Cos Inc, Class A 108,836
2,512 (b) BJ's Wholesale Club Holdings Inc 179,282
362 Casey's General Stores Inc 98,290
3,962 Costco Wholesale Corp 2,238,372
826 (b) Performance Food Group Co 48,618
5,646 Target Corp 624,278
2,236 (b) US Foods Holding Corp 88,769
13,662 Walmart Inc 2,184,964
Total Consumer Staples Distribution & Retail 5,571,409
Energy - 4.7%
4,259 (b) Antero Resources Corp 108,093
1,887 ChampionX Corp 67,215
1,457 Cheniere Energy Inc 241,804
2,132 Chesapeake Energy Corp 183,842
19,083 Chevron Corp 3,217,776
671 Chord Energy Corp 108,749
750 Civitas Resources Inc 60,653
4,084 (b) CNX Resources Corp 92,217
175 (c) Comstock Resources Inc 1,930
12,889 ConocoPhillips 1,544,102
555 (b) Denbury Inc 54,396
1,072 (b) Dril-Quip Inc 30,198
4,475 Equitrans Midstream Corp 41,931
34,176 Exxon Mobil Corp 4,018,414
894 HF Sinclair Corp 50,895
4,054 Liberty Energy Inc 75,080
8,731 Magnolia Oil & Gas Corp, Class A 200,027
10,200 Marathon Petroleum Corp 1,543,668
1,550 Murphy Oil Corp 70,293
11,967 NOV Inc 250,110
5,586 Ovintiv Inc 265,726
3,926 Permian Resources Corp 54,807
4,093 Range Resources Corp 132,654
902 SM Energy Co 35,764
14,618 (b) Southwestern Energy Co 94,286
8,230 TechnipFMC PLC 167,398
52 Texas Pacific Land Corp 94,825
16,647 (b) Transocean Ltd 136,672
Total Energy 12,943,525

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

SPXX
Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 2.2%
5,517 Agree Realty Corp $ 304,759
6,276 American Homes 4 Rent, Class A 211,439
5,198 Americold Realty Trust Inc 158,071
4,774 Brandywine Realty Trust 21,674
15,872 Brixmor Property Group Inc 329,820
4,246 Cousins Properties Inc 86,491
2,086 CubeSmart 79,539
1,929 EastGroup Properties Inc 321,236
6,011 Equity LifeStyle Properties Inc 382,961
2,673 Extra Space Storage Inc 324,983
10,582 First Industrial Realty Trust Inc 503,597
5,928 Gaming and Leisure Properties Inc 270,020
6,473 Healthcare Realty Trust Inc 98,843
1,750 Hudson Pacific Properties Inc 11,638
7,923 Independence Realty Trust Inc 111,477
144 Innovative Industrial Properties Inc 10,895
2,264 Lamar Advertising Co, Class A 188,976
2,787 Macerich Co/The 30,406
6,923 Medical Properties Trust Inc 37,730
8,772 NNN REIT Inc 310,003
5,266 Omega Healthcare Investors Inc 174,621
1,895 Outfront Media Inc 19,140
1,633 Pebblebrook Hotel Trust 22,193
7,163 Phillips Edison & Co Inc 240,247
1,742 PotlatchDeltic Corp 79,069
11,134 Prologis Inc 1,249,346
1,766 Rexford Industrial Realty Inc 87,152
3,073 RLJ Lodging Trust 30,085
940 Ryman Hospitality Properties Inc 78,283
2,605 Service Properties Trust 20,033
4,261 SITE Centers Corp 52,538
468 SL Green Realty Corp 17,456
4,169 Summit Hotel Properties Inc 24,180
1,074 Sun Communities Inc 127,097
2,063 WP Carey Inc 111,567
2,214 Xenia Hotels & Resorts Inc 26,081
Total Equity Real Estate Investment Trusts (REITs) 6,153,646
Financial Services - 8.3%
1,672 (b) Affirm Holdings Inc 35,563
1,817 Ally Financial Inc 48,478
6,691 American Express Co 998,230
6,647 Annaly Capital Management Inc 125,030
16,125 (b) Berkshire Hathaway Inc, Class B 5,648,587
1,444 BlackRock Inc 933,532
1,558 (b) Block Inc 68,957
15,100 Charles Schwab Corp/The 828,990
820 (b) Coinbase Global Inc, Class A 61,566
3,797 Corebridge Financial Inc 74,991
5,499 Equitable Holdings Inc 156,117
4,325 Goldman Sachs Group Inc/The 1,399,440
962 Interactive Brokers Group Inc, Class A 83,271
8,753 Intercontinental Exchange Inc 963,005
3,908 KKR & Co Inc 240,733
508 LPL Financial Holdings Inc 120,726
8,329 Mastercard Inc, Class A 3,297,534
2,768 MGIC Investment Corp 46,198
15,489 Morgan Stanley 1,264,987
11,603 (b) PayPal Holdings Inc 678,311
440 PennyMac Financial Services Inc 29,304
1,111 Radian Group Inc 27,897

Shares Description (a) Value
Financial Services (continued)
3,649 (b) Robinhood Markets Inc, Class A $ 35,797
13,006 (b) Rocket Cos Inc, Class A 106,389
3,398 S&P Global Inc 1,241,663
12,265 (b) SoFi Technologies Inc 97,997
1,592 (b) Toast Inc, Class A 29,818
1,119 Tradeweb Markets Inc, Class A 89,744
16,613 Visa Inc, Class A 3,821,156
5,055 Voya Financial Inc 335,905
8,999 Western Union Co/The 118,607
Total Financial Services 23,008,523
Food, Beverage & Tobacco - 3.1%
188 (b) Boston Beer Co Inc/The, Class A 73,232
2,108 Cal-Maine Foods Inc 102,069
46,630 Coca-Cola Co/The 2,610,347
955 (b) Darling Ingredients Inc 49,851
22,961 Flowers Foods Inc 509,275
646 (b) Freshpet Inc 42,558
3,972 (b) Hostess Brands Inc 132,307
2,959 Ingredion Inc 291,166
427 Lancaster Colony Corp 70,468
16,493 PepsiCo Inc 2,794,574
13,855 Philip Morris International Inc 1,282,696
5,129 (b) Pilgrim's Pride Corp 117,095
4,453 (b) Post Holdings Inc 381,800
1,554 (b) Simply Good Foods Co/The 53,644
1,601 (b) TreeHouse Foods Inc 69,772
Total Food, Beverage & Tobacco 8,580,854
Health Care Equipment & Services - 6.0%
19,910 Abbott Laboratories 1,928,283
699 (b) Acadia Healthcare Co Inc 49,147
655 (b) Amedisys Inc 61,177
27,292 (b) Boston Scientific Corp 1,441,018
237 Chemed Corp 123,169
1,373 CONMED Corp 138,467
13,685 CVS Health Corp 955,487
1,637 (b) Doximity Inc, Class A 34,737
2,682 Elevance Health Inc 1,167,796
2,253 Encompass Health Corp 151,311
494 (b) Enhabit Inc 5,557
450 (b) Enovis Corp 23,728
5,911 (b) Envista Holdings Corp 164,799
2,780 (b) Globus Medical Inc, Class A 138,027
581 (b) Haemonetics Corp 52,046
1,783 Humana Inc 867,465
885 (b) ICU Medical Inc 105,324
767 (b) Inari Medical Inc 50,162
512 (b) Inspire Medical Systems Inc 101,601
4,617 (b) Intuitive Surgical Inc 1,349,503
697 (b) Lantheus Holdings Inc 48,428
1,911 McKesson Corp 830,998
18,144 Medtronic PLC 1,421,764
683 (b) Merit Medical Systems Inc 47,141
11,229 (b) Neogen Corp 208,186
352 (b) Omnicell Inc 15,854
1,588 (b) Option Care Health Inc 51,372
433 (b) Penumbra Inc 104,747
689 (b) QuidelOrtho Corp 50,325
73 (b) Shockwave Medical Inc 14,534
428 (b) STAAR Surgical Co 17,197

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

SPXX
Shares Description (a) Value
Health Care Equipment & Services (continued)
1,122 (b) Tandem Diabetes Care Inc $ 23,304
3,394 (b) Teladoc Health Inc 63,094
2,273 (b) Tenet Healthcare Corp 149,768
8,873 UnitedHealth Group Inc 4,473,678
1,340 (b) Veeva Systems Inc, Class A 272,623
Total Health Care Equipment & Services 16,701,817
Household & Personal Products - 1.2%
1,115 (b) BellRing Brands Inc 45,972
22,455 Procter & Gamble Co/The 3,275,286
Total Household & Personal Products 3,321,258
Insurance - 2.2%
2,124 American Equity Investment Life Holding Co 113,931
1,141 American Financial Group Inc/OH 127,415
5,688 Arthur J Gallagher & Co 1,296,466
2,593 (b) Brighthouse Financial Inc 126,901
4,942 Fidelity National Financial Inc 204,105
863 Hanover Insurance Group Inc/The 95,776
196 Kinsale Capital Group Inc 81,170
117 (b) Markel Group Inc 172,281
8,946 Marsh & McLennan Cos Inc 1,702,424
3,954 Old Republic International Corp 106,521
1,422 Primerica Inc 275,882
943 Reinsurance Group of America Inc 136,914
298 RenaissanceRe Holdings Ltd 58,980
654 RLI Corp 88,872
1,002 Selective Insurance Group Inc 103,376
6,012 Travelers Cos Inc/The 981,820
7,525 Unum Group 370,155
Total Insurance 6,042,989
Materials - 2.0%
2,176 Alcoa Corp 63,235
2,733 Ashland Inc 223,232
7,632 (b) Axalta Coating Systems Ltd 205,301
3,411 Berry Global Group Inc 211,175
3,066 Cabot Corp 212,382
7,188 Chemours Co/The 201,623
4,597 (b) Cleveland-Cliffs Inc 71,851
4,265 Crown Holdings Inc 377,367
12,941 Element Solutions Inc 253,773
10,647 Graphic Packaging Holding Co 237,215
3,334 HB Fuller Co 228,746
14,773 Hecla Mining Co 57,762
12,046 Huntsman Corp 293,922
1,130 (b),(e) Ingevity Corporation 53,799
478 Louisiana-Pacific Corp 26,419
765 Minerals Technologies Inc 41,891
2,400 (b),(c) MP Materials Corp 45,840
152 NewMarket Corp 69,166
5,989 Olin Corp 299,330
555 Reliance Steel & Aluminum Co 145,538
3,190 Royal Gold Inc 339,193
4,452 RPM International Inc 422,094
3,550 Scotts Miracle-Gro Co/The 183,464
1,517 Sensient Technologies Corp 88,714
974 Silgan Holdings Inc 41,989
2,568 Sonoco Products Co 139,571
2,973 Southern Copper Corp 223,837

Shares Description (a) Value
Materials (continued)
5,367 SSR Mining Inc $ 71,327
577 Stepan Co 43,258
8,818 Tronox Holdings PLC 118,514
3,022 United States Steel Corp 98,155
6,256 Valvoline Inc 201,694
1,794 Westlake Corp 223,658
Total Materials 5,515,035
Media & Entertainment - 8.5%
51,060 (b),(d) Alphabet Inc, Class A 6,681,712
42,494 (b),(d) Alphabet Inc, Class C 5,602,834
32 (b) Atlanta Braves Holdings Inc, Class C 1,143
37 Cable One Inc 22,779
46,008 Comcast Corp, Class A 2,039,995
1,216 (b) IAC Inc 61,274
2,501 (b) Liberty Broadband Corp, Class A 227,366
1,107 (b) Liberty Media Corp-Liberty Formula One,
Class A
62,590
17,692 (b) Meta Platforms Inc 5,311,315
4,304 (b) Netflix Inc 1,625,190
5,089 (b) Pinterest Inc, Class A 137,556
1,382 (b) ROBLOX Corp, Class A 40,023
1,622 (b) Roku Inc 114,497
29,033 (c) Sirius XM Holdings Inc 131,229
1,223 (b) Spotify Technology SA 189,125
704 (b) TKO Group Holdings Inc 59,178
1,337 (b) TripAdvisor Inc 22,167
13,732 (b) Walt Disney Co/The 1,112,978
Total Media & Entertainment 23,442,951
Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
16,944 AbbVie Inc 2,525,673
2,527 (b) Alkermes PLC 70,781
221 (b) Alnylam Pharmaceuticals Inc 39,139
6,353 Amgen Inc 1,707,432
137 (b) BioMarin Pharmaceutical Inc 12,122
12,828 Bristol-Myers Squibb Co 744,537
1,543 Bruker Corp 96,129
5,786 Danaher Corp 1,435,507
5,649 (b) Elanco Animal Health Inc 63,495
6,826 Eli Lilly & Co 3,666,449
1,713 (b) Exact Sciences Corp 116,861
4,414 (b) Exelixis Inc 96,446
1,972 (b) Halozyme Therapeutics Inc 75,330
910 (b) Horizon Therapeutics Plc 105,278
787 (b) Ionis Pharmaceuticals Inc 35,698
512 (b) Jazz Pharmaceuticals PLC 66,273
19,908 Johnson & Johnson 3,100,671
395 (b) Medpace Holdings Inc 95,641
23,887 Merck & Co Inc 2,459,167
462 (b) Mirati Therapeutics Inc 20,125
171 (b) Neurocrine Biosciences Inc 19,238
50,011 Pfizer Inc 1,658,865
2,755 (b) QIAGEN NV 111,578
186 (b) Repligen Corp 29,576
4,866 Royalty Pharma PLC 132,063
206 (b) Sarepta Therapeutics Inc 24,971
790 (b) Seagen Inc 167,599
4,185 Thermo Fisher Scientific Inc 2,118,321
798 (b) United Therapeutics Corp 180,244

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

SPXX
Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
2,719 (b) Vertex Pharmaceuticals Inc $ 945,505
Total Pharmaceuticals, Biotechnology & Life Sciences 21,920,714
Real Estate Management & Development - 0.1%
1,786 (b) Anywhere Real Estate Inc 11,484
588 (c) eXp World Holdings Inc 9,549
1,231 (b) Jones Lang LaSalle Inc 173,793
1,070 (b) Seritage Growth Properties 8,282
3,107 (b) Zillow Group Inc, Class C 143,419
Total Real Estate Management & Development 346,527
Semiconductors & Semiconductor Equipment - 7.4%
7,908 Analog Devices Inc 1,384,612
14,371 Applied Materials Inc 1,989,665
3,509 Broadcom Inc 2,914,505
64 (b) First Solar Inc 10,342
41,460 Intel Corp 1,473,903
334 (b) Lattice Semiconductor Corp 28,701
3,050 Marvell Technology Inc 165,096
10,021 Microchip Technology Inc 782,139
1,740 MKS INSTRUMENTS INC 150,580
19,957 NVIDIA Corp 8,681,095
11,276 QUALCOMM Inc 1,252,312
644 (b) Semtech Corp 16,583
10,681 Texas Instruments Inc 1,698,386
521 Universal Display Corp 81,792
597 (b) Wolfspeed Inc 22,746
Total Semiconductors & Semiconductor Equipment 20,652,457
Software & Services - 10.6%
3,572 (b) Adobe Inc 1,821,363
791 (b) Altair Engineering Inc, Class A 49,485
1,820 Amdocs Ltd 153,772
387 (b) BILL Holdings Inc 42,017
499 (b) BlackLine Inc 27,680
1,466 (b) Box Inc, Class A 35,492
805 (b) Cloudflare Inc, Class A 50,747
643 (b) Crowdstrike Holdings Inc, Class A 107,625
365 (b) DocuSign Inc 15,330
7,313 (b) Dropbox Inc, Class A 199,133
1,426 (b) Dynatrace Inc 66,637
515 (b) Elastic NV 41,839
1,172 (b) Five9 Inc 75,360
340 (b) Globant SA 67,269
2,561 (b) GoDaddy Inc, Class A 190,743
8,292 International Business Machines Corp 1,163,368
2,495 Intuit Inc 1,274,795
537 (b) Manhattan Associates Inc 106,144
61,076 Microsoft Corp 19,284,747
55 (b) MicroStrategy Inc, Class A 18,055
421 (b) MongoDB Inc 145,607
2,273 (b) Nutanix Inc, Class A 79,282
258 (b) Okta Inc 21,030
15,047 Oracle Corp 1,593,778
8,904 (b) Palantir Technologies Inc, Class A 142,464
281 (b) Paylocity Holding Corp 51,058
592 Pegasystems Inc 25,699
454 (b) Rapid7 Inc 20,784
1,278 (b) RingCentral Inc, Class A 37,867
6,367 (b) Salesforce Inc 1,291,100

Shares Description (a) Value
Software & Services (continued)
2,769 (b) SentinelOne Inc, Class A $ 46,685
151 (b) Snowflake Inc, Class A 23,068
1,223 (b) Splunk Inc 178,864
1,110 (b) Teradata Corp 49,972
632 (b) Trade Desk Inc/The, Class A 49,391
1,577 (b) Twilio Inc, Class A 92,302
3,502 (b) UiPath Inc, Class A 59,919
1,252 (b) Unity Software Inc 39,300
1,361 (b) VMware Inc, Class A 226,579
410 (b) Wix.com Ltd 37,638
1,207 (b) Workday Inc, Class A 259,324
412 (b) Ziff Davis Inc 26,240
2,716 (b) Zoom Video Communications Inc, Class A 189,957
219 (b) Zscaler Inc 34,074
Total Software & Services 29,513,583
Technology Hardware & Equipment - 8.8%
122,587 (d) Apple Inc 20,988,121
998 (b) Arrow Electronics Inc 124,990
311 Avnet Inc 14,987
3,370 (b) Ciena Corp 159,266
44,070 Cisco Systems Inc 2,369,203
2,269 (b) Coherent Corp 74,060
5,255 Dell Technologies Inc, Class C 362,070
414 (b) IPG Photonics Corp 42,038
1,414 Jabil Inc 179,422
1,137 National Instruments Corp 67,788
590 (b) Pure Storage Inc, Class A 21,016
Total Technology Hardware & Equipment 24,402,961
Telecommunication Services - 0.5%
20,873 Lumen Technologies Inc 29,640
1,094 (b) United States Cellular Corp 47,009
36,333 Verizon Communications Inc 1,177,552
Total Telecommunication Services 1,254,201
Transportation - 1.4%
183 (b) Avis Budget Group Inc 32,883
942 Copa Holdings SA, Class A 83,951
3,101 (b) Frontier Group Holdings Inc 15,009
935 (b) GXO Logistics Inc 54,838
979 Knight-Swift Transportation Holdings Inc 49,097
463 (b) Saia Inc 184,575
1,524 Spirit Airlines Inc 25,146
3,055 (b) Uber Technologies Inc 140,499
8,439 Union Pacific Corp 1,718,434
9,091 United Parcel Service Inc, Class B 1,417,014
2,805 (b) XPO Inc 209,421
Total Transportation 3,930,867
Utilities - 2.4%
1,162 ALLETE Inc 61,354
3,089 Avangrid Inc 93,195
3,388 Black Hills Corp 171,399
2,908 Brookfield Renewable Corp, Class A 69,617
5,568 Clearway Energy Inc, Class C 117,819
13,656 Consolidated Edison Inc 1,167,998
18,646 Duke Energy Corp 1,645,696
9,953 Essential Utilities Inc 341,686
2,579 IDACORP Inc 241,523

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

SPXX
Shares Description (a) Value
Utilities (continued)
2,448 National Fuel Gas Co $ 127,076
2,125 New Jersey Resources Corp 86,339
19,636 NextEra Energy Inc 1,124,946
3,208 NorthWestern Corp 154,176
13,088 OGE Energy Corp 436,223
730 Otter Tail Corp 55,422
3,108 PNM Resources Inc 138,648
7,972 Portland General Electric Co 322,706
860 Southwest Gas Holdings Inc 51,953
617 (b),(c) Sunnova Energy International Inc 6,460
8,660 Vistra Corp 287,339
Total Utilities 6,701,575
Total Common Stocks
(cost $112,746,102) 274,539,975
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 0 .9 % X 2,485,197
11,700
Vanguard Total Stock Market ETF
$ 2,485,197
Total Exchange-Traded Funds
(cost $2,223,916) 2,485,197
Type Description
Number of
Contracts
Notional
Amount (f)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0 .0 % X –
Put Consumer Discretionary Select
Sector SPDR Fund
30 $ 450,000 $ 150 10/20/23 $ 2,700
Call General Mills Inc 30 225,000 75 10/20/23 225
Total Options Purchased
(cost $6,999) 60 $ 675,000 2,925
Total Long-Term Investments
(cost $114,977,017) 277,028,097
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1% X –
270,461 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(h) $ 270,461
Total Investments Purchased with Collateral from Securities Lending
(cost $270,461) 270,461
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.1%
–
REPURCHASE AGREEMENTS - 2 .1% 5,752,855
$ 5,753 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/29/23, repurchase price $5,753,622,
collateralized by $8,157,900, U.S. Treasury Bond, 2.875%, due
05/15/52, value $5,867,952
1.520% 10/02/23 $ 5,752,855
Total Repurchase Agreements
(cost $5,752,855) 5,752,855
Total Short-Term Investments
(cost $5,752,855) 5,752,855
Total Investments (cost $ 121,000,333 ) - 102 .0% 283,051,413
Other Assets & Liabilities, Net -  (2.0)% (5,535,299)
Net Assets Applicable to Common Shares - 100% $ 277,516,114

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Type Description
Number of
Contracts
Notional
Amount (f)
Exercise
Price Expiration Date Value
Call Costco Wholesale Corp (30) $ (1,770,000) $ 590 10/20/23 $ (5,670)
Call S&P 500 Index (185) (82,602,500) 4,465 10/20/23 (119,325)
Call S&P 500 Index (25) (11,500,000) 4,600 10/20/23 (1,000)
Call S&P 500 Index (35) (16,012,500) 4,575 11/17/23 (31,325)
Call S&P 500 Index (35) (16,100,000) 4,600 11/17/23 (22,750)
Total Options Written (premiums received $1,409,215) (310) $(127,985,000) $(180,070)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 274,539,975 $ – $ – $ 274,539,975
Exchange-Traded Funds 2,485,197 – – 2,485,197
Options Purchased 2,700 225 – 2,925
Investments Purchased with Collateral from
Securities Lending 270,461 – – 270,461
Short-Term Investments:
Repurchase Agreements – 5,752,855 – 5,752,855
Investments in Derivatives:
Options Written (180,070) – – (180,070)
Total
$ 277,118,263 $ 5,753,080 $ – $ 282,871,343
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $251,829.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

SPXX
(h) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt